Consolidated Statements of Changes in Shareholder's Equity (Deficit) (USD $) In Thousands, unless otherwise specified	Predecessor	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Accumulated Deficit	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Noncontrolling Interest	Predecessor Comprehensive Income (Loss)	Successor	Successor Common Stock	Successor Accumulated Deficit	Successor Accumulated Other Comprehensive Income (Loss)	Successor Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2008	$ (5,000)	$ 29	$ 279,141	$ (247,060)	$ (39,600)	$ 2,490
Recognition of stock based compensation expense	350		350
Exercise of stock options	18		18
Tax effect of exercise of stock options	(24)		(24)
Comprehensive income
Net income (loss)	8,522			9,202		(680)	9,202
Other comprehensive income (loss)
Foreign currency (Foreign currency (after $(213), after $(14) and $(15) for Predecessor and $(17) for Successor of income tax respectively)	1,242				1,242		1,242
Pension and OPEB liability (after $(3,622), $(5,464) and $(71) for Predecessor and $(19,167) for Successor of income tax respectively)	5,856				5,856		5,856
Total comprehensive income (loss)							16,300
Ending balance at Dec. 31, 2009	10,964	29	279,485	(237,858)	(32,502)	1,810
Recognition of stock based compensation expense	443		443
Exercise of stock options	2		2
Tax effect of exercise of stock options	9		9
Sale of joint venture interest	(1,773)					(1,773)
Comprehensive income
Net income (loss)	22,965			23,002		(37)	23,002
Other comprehensive income (loss)
Foreign currency (Foreign currency (after $(213), after $(14) and $(15) for Predecessor and $(17) for Successor of income tax respectively)	(139)				(139)		(139)
Pension and OPEB liability (after $(3,622), $(5,464) and $(71) for Predecessor and $(19,167) for Successor of income tax respectively)	(8,834)				(8,834)		(8,834)
Total comprehensive income (loss)							14,029
Ending balance at Dec. 31, 2010	23,637	29	279,939	(214,856)	(41,475)	0
Beginning balance at Nov. 25, 2010								0	0	0	0
Equity contribution								0
Comprehensive income
Net income (loss)								(1,259)		(1,259)		(1,259)
Other comprehensive income (loss)
Total comprehensive income (loss)												(1,259)
Ending balance at Dec. 31, 2010	23,637	29	279,939	(214,856)	(41,475)			(1,259)		(1,259)
Recognition of stock based compensation expense	13,730		13,730
Exercise of stock options	1,077		1,077
Tax effect of exercise of stock options	2,661		2,661
Comprehensive income
Net income (loss)	(27,898)			(27,898)			(27,898)
Other comprehensive income (loss)
Foreign currency (Foreign currency (after $(213), after $(14) and $(15) for Predecessor and $(17) for Successor of income tax respectively)	627				627		627
Pension and OPEB liability (after $(3,622), $(5,464) and $(71) for Predecessor and $(19,167) for Successor of income tax respectively)	116				116		116
Total comprehensive income (loss)							(27,155)
Ending balance at Jan. 25, 2011	13,950	29	297,407	(242,754)	(40,732)	0
Beginning balance at Dec. 31, 2010		29						(1,259)		(1,259)
Equity contribution								320,000	320,000
Comprehensive income
Net income (loss)								(18,611)		(18,611)		(18,611)
Other comprehensive income (loss)
Foreign currency (Foreign currency (after $(213), after $(14) and $(15) for Predecessor and $(17) for Successor of income tax respectively)								(4,709)			(4,709)	(4,709)
Pension and OPEB liability (after $(3,622), $(5,464) and $(71) for Predecessor and $(19,167) for Successor of income tax respectively)								(29,770)			(29,770)	(29,770)
Total comprehensive income (loss)												(53,090)
Ending balance at Dec. 31, 2011								$ 265,651	$ 320,000	$ (19,870)	$ (34,479)